FINANCIAL INSTRUMENTS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	R$ (29,977)
Income tax and social contribution on cash flow hedge accounting	10,192
Fair Value of cash flow accounting - Platts, net	(19,785)
Movement [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	27,280
Income tax and social contribution on cash flow hedge accounting	(9,275)
Fair Value of cash flow accounting - Platts, net	18,005
Realization [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	(57,257)
Income tax and social contribution on cash flow hedge accounting	19,467
Fair Value of cash flow accounting - Platts, net	R$ (37,790)